Unaudited Condensed Consolidated Statements of Income		6 Months Ended
		May 31, 2025 HKD ($) $ / shares shares	May 31, 2025 USD ($) $ / shares shares	May 31, 2024 HKD ($) $ / shares shares
Income Statement [Abstract]
REVENUE		$ 8,202,158	$ 1,046,074	$ 10,353,668
Operating expenses
Direct cost of revenues		2,240,057	285,689	3,475,990
Selling expenses		725,282	92,500	577,307
General and administrative expenses		6,200,416	790,778	5,633,768
Total operating expenses		9,165,755	1,168,967	9,687,065
Income (loss) from operation		(963,597)	(122,893)	666,603
OTHER INCOME (EXPENSE)
Financial expense		(35,870)	(4,575)	(54,568)
Other income, nets		953,573	121,615	659,425
Total other income, net		917,703	117,040	604,857
INCOME (LOSS) BEFORE INCOME TAXES		(45,894)	(5,853)	1,271,460
Income tax (expenses) credit		82,500	10,522	(40,302)
NET INCOME		$ 36,606	$ 4,669	$ 1,231,158
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)		12,565,068	12,565,068	12,377,049
Diluted (in Shares)		12,565,068	12,565,068	12,377,049
EARNINGS PER SHARE
Basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0	$ 0	$ 0.1
Diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0	$ 0	$ 0.1

[1]	Basic and diluted earnings per share for the period ended May 31, 2025 is HK$0.00 (US$0.00), mainly due to the rounding, but not 0.